Financial instruments	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about financial instruments [abstract]
Financial instruments
18.	Financial instruments

(a)	Financial assets and liabilities

Set out below is a comparison by class of the carrying amounts and fair value of the Company's financial instruments that are carried in the consolidated financial statements as at December 31, 2017 and 2016:

As at December 31	2017		2016 - Restated
	Carrying amount	Fair value	Carrying amount	Fair value
Financial assets
Loans and receivables
Cash and cash equivalents	$5,260,480	$5,260,480	$12,266,177	$12,266,177
Cash held in escrow	-	-	12,809,072	12,809,072
Accounts receivable	8,588,255	8,588,255	17,200,778	17,200,778
Consideration receivable	82,678,366	82,678,366	-	-
Holdback receivable	12,068,773	12,068,773	-	-

Financial liabilities
Other financial liabilities:
Short-term borrowings	$-	$-	$1,383,864	$1,383,864
Accounts payable and accrued liabilities	10,371,103	10,371,103	17,917,199	17,917,199
Accrued transaction costs	22,360,730	22,360,730	-	-
Income taxes payable	2,428,560	2,428,560	504,586	504,586
Current portion of finance lease obligations	-	-	89,241	89,241
Current portion of long-term debt	-	-	2,883,752	2,883,752
Current portion of royalty obligation	1,537,202	1,537,202	2,019,243	2,019,243
Finance lease obligations	-	-	242,449	242,449
Long-term debt	-	-	68,180,424	68,180,424
Royalty obligation	2,911,810	2,911,810	3,666,479	3,666,479
License fee payable	501,800	501,800	-	-
Other long-term liability	1,135,007	1,135,007	133,999	133,999
Derivative option on Apicore Class C shares	-	-	32,901,006	32,901,006
Liability to repurchase Apicore Class E shares	-	-	2,700,101	2,700,101
Fair value of Apicore Series A-1 preferred shares	-	-	1,755,530	1,755,530
Due to vendor	-	-	2,759,507	2,759,507

Included in accounts payable and accrued liabilities as at December 31, 2017 is the current portion of the license fee payable (Level 3) of $877,150. Included in accounts payable and accrued liabilities as at December 31, 2016 is the current portion of the other long-term liability (Level 3) of $100,000.

The Company has determined the estimated fair values of its financial instruments based on appropriate valuation methodologies. The carrying values of current monetary assets and liabilities approximate their fair values due to their relatively short periods to maturity. The fair value of the Company's long-term debt is estimated to approximate its carrying value based on the terms of the long-term debt. The holdback receivable, royalty obligation, license fee payable and other long-term liability are carried at amortized cost (Level 3).

IFRS 13, Fair Value Measurement, establishes a fair value hierarchy that reflects the significance of the inputs used in measuring fair value. The fair value hierarchy has the following levels:

•	Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

•	Level 2 – Inputs other than quoted prices included within Level 1 that are either directly or indirectly observable;

•	Level 3 – Unobservable inputs in which little or no market activity exists, therefore requiring an entity to develop its own assumptions about the assumptions that market participants would use in pricing.

The fair value hierarchy of financial assets and liabilities measured at fair value on the consolidated statements of financial position as at December 31, 2017 is as follows:

	Level 1	Level 2	Level 3
Financial assets
Assets held for sale	$-	$14,052,861	$-
Holdback receivable	-	-	12,068,773

Financial liabilities
Accounts payable and accrued liabilities	$-	$-	$877,150
Current portion of royalty obligation	-	-	1,537,202
Liabilities held for sale	-	6,976,313	-
Royalty obligation	-	-	2,911,810
License fee payable	-	-	501,800
Other long-term liability	-	-	1,135,007

Included in accounts payable and accrued liabilities as at December 31, 2017 is the current portion of the license fee payable (Level 3) of $877,150.

The fair value hierarchy of financial instruments measured at fair value on the consolidated statements of financial position as at December 31, 2016 is as follows:

	Level 1	Level 2	Level 3
Financial liabilities
Short-term borrowings	$-	$1,383,864	$-
Accounts payable and accrued liabilities	-	-	100,000
Current portion of finance lease obligations	-	89,241	-
Current portion of long-term debt	-	2,883,752	-
Current portion of royalty obligation	-	-	2,019,243
Finance lease obligations	-	242,449	-
Long-term debt	-	68,180,424	-
Royalty obligation	-	-	3,666,479
Derivative option on Apicore Class C shares	-	-	32,901,006
Liability to repurchase Apicore Class E shares	-	-	2,700,101
Fair value of Apicore Series A-1 preferred shares	-	-	1,755,530

Included in accounts payable and accrued liabilities as at December 31, 2016 is the current portion of the other long-term liability (Level 3) of $100,000.

Royalty obligation: Estimating fair value requires determining the most appropriate valuation model which is dependent on its underlying terms and conditions. This estimate also requires determining expected revenue from AGGRASTAT® sales and an appropriate discount rate and making assumptions about them. If the expected revenue from AGGRASTAT® sales were to change by 10%, then the royalty obligation liability recorded as at December 31, 2017 would change by approximately $600,000. If the discount rate used in calculating the fair value of the royalty obligation of 20% were to change by 1%, the royalty obligation liability recorded as at December 31, 2017 would change by approximately $95,000.

For assets and liabilities that are recognized in the consolidated financial statements on a recurring basis, the Company determines whether transfers have occurred between levels in the hierarchy by reassessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. During the years ended December 31, 2017, 2016 and 2015 there were no transfers between Level 1 and Level 2 fair value measurements.

(b)	Risks arising from financial instruments and risk management

The Company's activities expose it to a variety of financial risks; market risk (including foreign exchange and interest rate risks), credit risk and liquidity risk. Risk management is the responsibility of the Company, which identifies, evaluates and, where appropriate, mitigates financial risks.

(i)	Market risk

(a) Foreign exchange risk is the risk that the fair value of future cash flows for financial instruments will fluctuate because of changes in foreign exchange rates. The Company is exposed to currency risks primarily due to its U.S dollar denominated cash, accounts receivable, accounts payable and accrued liabilities, long-term debt and royalty obligation. The Company has not entered into any foreign exchange hedging contracts.

The Company is exposed to U.S. dollar currency risk through the following U.S. denominated financial assets and liabilities:

As at December 31 (Expressed in U.S. Dollars)	2017	2016 - Restated
Cash	$4,086,080	$8,895,641
Cash held in escrow	-	9,538,366
Accounts receivable	6,792,664	12,083,028
Consideration receivable	65,905,433	-
Holdback receivable	9,620,385	-
Accounts payable and accrued liabilities	(7,174,456)	(10,090,748)
Accrued transaction cost	(17,824,416)	-
Income taxes payable	(1,935,879)	(375,743)
Current portion of finance lease obligations	-	(66,454)
Current portion of royalty obligation	(1,225,350)	(1,503,643)
Finance lease obligations	-	(180,542)
Long-term debt	-	(9,473,000)
Royalty obligation	(2,321,092)	(2,730,269)
License fee payable	(400,000)	-
Other long-term liability	(904,749)	-
Due to vendor	-	(2,054,882)
Derivative option on Apicore Class C shares	-	(24,499,967)
Liability to repurchase Apicore Class E shares	-	(2,010,649)
Fair value of Apicore Series A-1 preferred shares	-	(1,307,268)
	$54,618,620	$(23,776,130)

Based on the above net exposures as at December 31, 2017, assuming that all other variables remain constant, a 5% appreciation or deterioration of the Canadian dollar against the U.S. dollar would result in a corresponding increase or decrease, respectively on the Company's net income of approximately $3.8 million (2016 – $1.2 million).

The Company is also exposed to currency risk on the Euro, however management estimates such risk relating to an appreciation or deterioration of the Canadian dollar against the Euro would have limited impact on the operations of the Company.

(b) Interest rate risk is the risk that the future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is not exposed to any significant interest rate risk as it does not have any variable rate borrowings.

(ii)	Credit risk

Credit risk is the risk of financial loss to the Company if a partner or counterparty to a financial instrument fails to meet its contractual obligation and arises principally from the Company’s cash, accounts receivable, consideration receivable and holdback receivable. The carrying amounts of the financial assets represents the maximum credit exposure.

The Company limits its exposure to credit risk on cash by placing these financial instruments with high-credit quality financial institutions.

The Company is subject to a concentration of credit risk related to its accounts receivable as 96% of the balance of amounts owing are from three customers. The Company has historically had low impairment in regards to its accounts receivable. As at December 31, 2017, none of the outstanding accounts receivable were outside of the normal payment terms and the Company did not record any bad debt expenses (2016 – nil; 2015 – $4,142).

(iii)	Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its financial obligations as they come due. The Company manages its liquidity risk by continuously monitoring forecasted and actual cash flows, as well as anticipated investing and financing activities and to ensure, as far as possible, that it will have sufficient liquidity to meet its liabilities when due and to fund future operations.

The majority of the Company’s accounts payable and accrued liabilities are due within the current operating period. The long-term portion of the license fee payable is expected to be due in 2019.

(c)	Capital management

The Company manages its capital structure and makes adjustments to it, based on the funds available to the Company, in order to continue the business of the Company. The Company, upon approval from its Board of Directors, will balance its overall capital structure through new share and warrant issuances, granting of stock options, the issuance of debt or by undertaking other activities as deemed appropriate under the specific circumstance. The Board of Directors does not establish quantitative return on capital criteria for management, but rather relies on the expertise of the Company's management to sustain future development of the business.

The Company’s objectives when managing capital are to safeguard the Company’s ability to continue as a going concern and to provide capital to pursue the development and commercialization of its products. In the management of capital, the Company includes cash, long-term debt, capital stock, stock options, warrants and contributed surplus. The Company manages the capital structure and makes adjustments to it in light of changes in economic conditions and the risk characteristics of the underlying assets. To maintain or adjust the capital structure, the Company may attempt to issue new shares or new debt.

At the current stage of the Company's development, in order to maximize its current business activities, the Company does not pay out dividends. Management reviews its capital management approach on an ongoing basis and believes that this approach, given the relative size of the Company, is reasonable.

The Company’s overall strategy with respect to capital risk management remains unchanged for the year ended December 31, 2017.